Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-Based Compensation [Abstract]
Share-Based Compensation
Note 18. Share-Based Compensation

On June 9, 2017, the Company’s Board of Directors adopted the 2017 Omnibus Equity Compensation Plan (the “2017 Plan”) in order to provide employees of the Company and its subsidiaries, certain consultants and advisors who perform services for the Company or its subsidiaries, and non-employee members of the Board of the Company with the opportunity to receive grants of incentive stock options, nonqualified stock options, stock appreciation rights, stock awards, stock units, and other stock-based awards. The Board authorized 1,000,000 shares of the Class A common stock of the Company to be issued under the Plan. The Plan was approved by the Company’s stockholders by partial written consent on July 14, 2017, and in accordance with the rules of the Securities and Exchange Commission and Delaware corporation law regarding approval by partial written consent, became effective on August 17, 2017. As of December 31, 2019, the Company had 982,183 shares available for grant under the 2017 Plan.

The Company also has an Employee Stock Purchase Plan (the “ESPP”). The ESPP allows eligible full-time employees to purchase shares of common stock at 90 percent of the lower of the fair market value of a share of common stock on the first or last day of the quarter. Eligible employees are provided the opportunity to acquire Company common stock during each quarter. No more than 26,447 shares of common stock may be issued under the ESPP. Such stock may be unissued shares or treasury shares of the Company or may be outstanding shares purchased in the open market or otherwise on behalf of the ESPP. The Company’s ESPP is compensatory and therefore, the Company is required to recognize compensation expense related to the discount from market value of shares sold under the ESPP. The Company issues new shares to satisfy shares purchased under the ESPP.

Including the share-based compensation expense of SDI’s subsidiaries, the Company recorded share-based compensation expense of $4.3 million and $2.2 million recorded for the years ended December 31, 2019 and 2018, respectively.  This expense is a component of selling, general and administrative expense.

No options of SDI were exercised during the years ended December 31, 2019 or 2018

Information with respect to the adjusted activity of outstanding stock options is summarized as follows:

	Number of Shares	Price Range		Weighted Average Remaining Contractual term
Balance, January 1, 2018	7,463	$31.00	$56.25
Cancelled	(5,000)	31.00	56.25
Balance, December 31, 2018	2,463	31.00	46.25
Balance, December 31, 2019	2,463	$31.00	$46.25	2.9 years
Vested and exercisable at December 31, 2018	2,463	$31.00	$46.25	2.9 years

The following table provides additional information about the Company’s stock options outstanding and exercisable at December 31, 2019:

	Options Outstanding and exercisable
		Weighted Average
Range of Exercise Prices	Number of Shares	Remaining Contractual Life		Exercise Price
$31.00 - $31.25	1,400	4.3	Years	$31.18
$45.25 - $46.25	1,063	1.0	Years	$45.63
$31.00 - $46.25	2,463	2.9	Years	$37.41

The Company grants restricted stock awards (“RSA”) which is the right to receive shares. The fair value of RSAs is based on the market price for the stock at the date of grant.

The following table summarizes the changes in non-vested RSAs for the years ended December 31, 2019 and 2018:

	Shares	Weighted Average Grant Date Fair Value
Non-vested RSAs at January 1, 2018	119,102	$10.62
Granted	127,561	11.04
Vested	(82,455)	10.70
Cancelled/Forfeited	(37,203)	10.70
Non-vested RSAs at December 31, 2018	127,005	10.96
Granted	6,747	14.45
Vested	(64,258)	11.10
Cancelled/Forfeited	(4,779)	13.34
Non-vested RSAs at December 31, 2019	64,715	$11.02

As of December 31, 2019, there was $0.5 million of total unrecognized stock-based compensation expense, related to restricted stock awards, which will be recognized over the weighted-average remaining vesting period of 0.6 years.

Turning Point Share Incentive Plans

On April 28, 2016, the Board of Directors of Turning Point adopted the Turning Point Brands, Inc., 2015 Equity Incentive Plan (the “2015 Plan”), pursuant to which awards may be granted to employees, non-employee directors, and consultants. In addition, the 2015 Plan provides for the granting of nonqualified stock options to employees of Turning Point or any subsidiary of Turning Point. Pursuant to the 2015 Plan, 1,400,000 shares of Turning Point’s voting common stock are reserved for issuance as awards to employees, non-employee directors, and consultants as compensation for past or future services or the attainment of certain performance goals. The 2015 Plan is scheduled to terminate on April 27, 2026. The 2015 Plan is administrated by a committee (the “Committee”) of Turning Point’s Board of Directors. The Committee determines the vesting criteria for the awards, with such criteria to be specified in the award agreement. As of December 31, 2019, 16,159 shares of restricted stock, 355,258 performance-based restricted stock units, and 459,070 options have been granted to employees of Turning Point under the 2015 Plan, net of forfeitures. There are 569,513 shares available for grant under the 2015 Plan.

On February 8, 2006, the Board of Directors of Turning Point adopted the 2006 Equity Incentive Plan (the “2006 Plan”) of North Atlantic Holding Company, Inc., pursuant to which awards may be granted to employees.  The 2006 Plan provides for the granting of nonqualified stock options and restricted stock awards to employees.  Upon the adoption of Turning Point’s 2015 Equity Incentive Plan in connection with its IPO, Turning Point determined no additional grants would be made under the 2006 Plan.  However, all awards issued under the 2006 Plan that have not been previously terminated or forfeited remain outstanding and continue unaffected.

There are no TPB shares available for grant under the 2006 Plan. Stock option activity for the 2006 and 2015 Plans is summarized below:

	Stock Option Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Outstanding, December 31, 2017	763,672	$5.73	$2.36

Granted	124,100	21.27	6.33
Exercised	(209,943)	3.97	1.47
Forfeited	(18,255)	13.46	3.90
Outstanding, December 31, 2018	659,574	9.00	3.34

Granted	180,780	43.89	14.34
Exercised	(129,067)	5.72	2.58
Forfeited	(14,571)	34.55	11.10
Outstanding, December 31, 2019	696,716	$18.13	$6.17

Under the 2006 Plan, the total intrinsic value of options exercised during the years ended December 31, 2019 and 2018, was $5.0 million and $5.7 million, respectively.

At December 31, 2019, under the 2006 Plan, the outstanding stock options’ exercise price for 310,319 options is $3.83 per share, all of which are exercisable. The weighted average of the remaining lives of the outstanding stock options is approximately 3.85 years for the options with the $3.83 exercise price. Turning Point estimates the expected life of these stock options is ten years from the date of grant. For the $3.83 per share options, the weighted average fair value of options was determined using the Black-Scholes model assuming a ten-year life from grant date, a current share price and exercise price of $3.83, a risk-free interest rate of 3.57%, a volatility of 40%, and no assumed dividend yield.  Based on these assumptions, the fair value of these options is approximately $2.17 per share option granted.

At December 31, 2019, under the 2015 Plan, the risk-free interest rate is based on the U.S. Treasury rate for the expected life at the time of grant. The expected volatility is based on the average long-term historical volatilities of peer companies. We intend to continue to consistently use the same group of publicly traded peer companies to determine expected volatility until sufficient information regarding volatility of our share price becomes available or the selected companies are no longer suitable for this purpose. Due to our limited trading history, we are using the “simplified method” to calculate expected holding periods, which represent the periods of time for which options granted are expected to be outstanding. We will continue to use this method until we have sufficient historical exercise experience to give us confidence in the reliability of our calculations. The fair values of these options were determined using the Black-Scholes option pricing model.

The following table outlines the assumptions based on the number of options granted under the 2015 Plan.

	March 7, 2018	March 13, 2018	March 20, 2019	October 24, 2019
Number of options granted	98,100	26,000	155,780	25,000
Options outstanding at December 31, 2019	87,353	26,000	147,830	25,000
Number exercisable at December 31, 2019	30,362	17,420	-	-
Exercise price	$21.21	$21.49	$47.58	$20.89
Remaining lives	8.19	8.21	9.22	9.82
Risk free interest rate	2.65%	2.62%	2.34%	1.58%
Expected volatility	28.76%	28.76%	30.95%	31.93%
Expected life	6.000	5.495	6.000	6.000
Dividend yield	0.83%	0.82%	0.42%	0.95%
Fair value at grant date	$6.37	$6.18	$15.63	$6.27

Turning Point has recorded compensation expense related to the options based on the provisions of ASC 718 under which the fixed portion of such expense is determined as the fair value of the options on the date of grant and amortized over the vesting period. Turning Point recorded compensation expense related to the options of approximately $1.7 million and $0.7 million for the years ended December 31, 2019 and 2018, respectively.  Total unrecognized compensation expense related to options at December 31, 2019, is $1.1 million, which will be expensed over 1.94 years.

Performance-based restricted stock units (“PRSUs”) are restricted stock units subject to both performance-based and service-based vesting conditions.  The number of shares of common stock a recipient will receive upon vesting of a PRSU will be calculated by reference to certain performance metrics related to Turning Point’s performance over a five-year period.  PRSUs will vest on the measurement date, which is no more than 65 days after the performance period, provided the applicable service and performance conditions are satisfied. At December 31, 2019, there are 355,258 PRSUs outstanding, all of which are unvested.

	March 7, 2018	March 20, 2019	March 20, 2019	July 19, 2019
Number of PRSUs granted	96,000	92,500	4,901	88,582
PRSUs outstanding at December 31, 2019	93,000	85,800	4,876	88,582
Fair value as of grant date	$21.21	$47.58	$47.58	$52.15
Remaining lives	3.00	4.00	-	3.00

Turning Point recorded compensation expense related to the PRSUs of approximately $1.9 million and $0.6 million in the consolidated statements of income for the years ended December 31, 2019 and 2018, respectively, based on the probability of achieving the performance condition. Total unrecognized compensation expense related to these awards at December 31, 2019, is $9.4 million, which will be expensed over the service period based on the probability of achieving the performance condition.